Restricted Net Assets (Details) (CNY) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Net Assets
Required percentage of annual appropriations to general reserve fund and statutory surplus fund	10.00%
Restricted net assets	2.6
Percentage of restricted net assets	17.00%